SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
Composition of Shares Capital
December 31, 2014		December 31, 2015
Authorized	Issued and outstanding	Authorized	Issued and outstanding

Number of shares

500,000,000	38,419,193	500,000,000	40,272,846

Total Share-Based Compensation Expense
	Year ended December 31,
	2013	2014	2015

Cost of revenues	$490	$1,004	$1,370
Research and development	3,149	6,594	9,234
Sales and marketing	1,185	2,533	3,077
General and administrative	2,230	3,806	5,069

Total share-based compensation expense	$7,054	$13,937	$18,750

Schedule of Stock Options Granted to Employees Activity
	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2014	11,085,678	$4.67	7.71		$182,755

Granted	1,478,150	$19.76
Exercised	(1,505,904)	$2.47
Forfeited	(380,091)	$14.89

Balance as of December 31, 2015	10,677,833	$6.68	7.09	$	*) 172,751

Exercisable as of December 31, 2015	5,970,970	$3.93	6.29	$	**) 112,844

Vested and expected to vest as of December 31, 2015	10,418,555	$6.58	7.06	$	***) 169,537

*)
Represents intrinsic value of 10,315,440 outstanding options that are in-the-money as of December 31, 2015. The remaining 362,393 outstanding options are out of the money as of December 31, 2015 and their intrinsic value was considered as zero.

**)
Represents intrinsic value of 5,819,196 exercisable options that are in-the-money as of December 31, 2015. The remaining 151,774 exercisable options are out of the money as of December 31, 2015 and their intrinsic value was considered as zero.

***)
Represents intrinsic value of 10,068,248 vested and expected to vest options that are in-the-money as of December 31, 2015. The remaining 350,307 vested and expected to vest options are out of the money as of December 31, 2015 and their intrinsic value was considered as zero.

Schedule of Stock Option Valuation Assumptions - Compensation to Employees
	Year ended December 31,
	2013	2014	2015

Expected volatility	58%-65%	58.1%-63.3%	53.9%-61.6%
Expected dividends	0%	0%	0%
Expected term (in years)	1.6-6.2	5.8-6.1	5.5-7.1
Risk free rate	0.2%-2.6%	1.7%-2.1%	1.5%-1.9%

Summary of Options Data
	Year ended December 31,
	2013	2014	2015

Weighted-average grant date fair value of options granted	$8.80	$11.28	$10.33
Total intrinsic value of the options exercised	$28,151	$17,844	$30,356
Total fair value of shares vested	$5,118	$11,991	$17,147

Schedule of Options Outstanding and Exercisable
Exercise price (Range)	Options outstanding as of December 31, 2015	Weighted average remaining contractual term	Options exercisable as of December 31, 2015	Weighted average remaining contractual term
		(years)		(years)

0.001-1.05	5,601,500	6.18	3,985,553	5.62
1.05-5.8	757,533	6.99	454,249	6.85
5.8-10.12	1,459,672	7.41	775,485	7.37
10.12-18.61	951,188	8.35	378,470	8.11
18.61-22.79	1,598,047	9.05	245,407	8.91
22.79-28.15	309,893	8.17	131,806	8.04

	10,677,833	7.09	5,970,970	6.29

Schedule Stock Options Outstanding and Exercisable to Non-Employees
	Options
	outstanding		Exercisable
	as of		as of
Issuance	December 31,	Exercise	December 31,	Exercisable
date	2015	price	2015	Through

September 9, 2007	5,293	0.3	5,293	September 9, 2017
May 12, 2009	6,750	0.16	6,750	May 12, 2019
January 25, 2011	33,000	0.67	33,000	January 25, 2021
January 9, 2013	5,400	2.34	5,400	January 9, 2023
February 13, 2013	10,000	2.34	10,000	February 13, 2023

	60,443		60,443

Schedule of Stock Option Valuation Assumptions - Non-Employees
	Year ended December 31,
	2013	2014	2015

Expected volatility	65%	62%	(*)
Expected dividends	0%	0%	(*)
Expected term (in years)	6-10	6.3-6.9	(*)
Risk free rate	0.86%-2.45%	1.8%-2.03%	(*)
(*) In 2015 there were no grants to non-employees.

Schedule of Restricted Stock Unit Activity
	Number of shares	Weighted average grant date fair value

Unvested as of December 31, 2014	41,741	$16.5

Granted	853,614	20.52
Vested	(134,422)	$18.68
Forfeited	(28,298)	$20.73

Unvested as of December 31, 2015	732,634	$20.62